FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 16, 2026 CAD ($)	Dec. 05, 2024 CAD ($)	Dec. 05, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Nov. 21, 2023 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 284,957		$ 225,947					$ 170,177
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	951,097		683,535
Currency risk
Disclosure of detailed information about financial instruments [line items]
Effect on accumulated other comprehensive income	56,887	$ 30,669	14,148	$ 34,635
Effect on income before income taxes	$ 5,998	$ 3,156	7,291	$ 13,978
Reasonably possible change in risk variable, percent	5.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Effect on income before income taxes	$ 2,067		4,795
Debt subject to movements	$ 206,744		$ 479,519
Debt subject to movements, percentage	16.00%		30.00%
Reasonably possible change in risk variable, percent	1.00%
Forward contract
Disclosure of detailed information about financial instruments [line items]
Risk management gains (losses)	$ (8,094)		$ (24,117)
Unrealized gains (losses)	(2,695)		(6,823)
Realized gains (losses)	(5,399)		(17,294)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Loss recognized	$ 0		$ 1,502
Cash flow hedges | Variable fixed interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 150				$ 300
Derivatives, interest rate fixed					3.264%				4.044%
Foreign exchange risk related to senior notes | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 175
Derivatives, interest rate received						4.125%	4.125%
Derivatives, interest rate paid						4.169%	4.169%
Foreign exchange risk related to senior notes | Senior Notes | Settled | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 175
Derivatives, interest rate received						4.125%	4.125%
Derivatives, interest rate paid						3.128%	3.128%
Net investment in european operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount | €							€ 161,142
Derivatives, interest rate received						4.169%	4.169%
Derivatives, interest rate paid						2.351%	2.351%
Net investment in european operations | Entered Into | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount | €							€ 165,328
Derivatives, interest rate received						3.128%	3.128%
Derivatives, interest rate paid						2.645%	2.645%